Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
	2019	2018

Operating lease liabilities	$209,998	$—
Other	45,000	45,000
	$254,998	$45,000